Vessels under construction Vessels under construction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 20, 2013
Vessels under construction	$ 866,844	$ 371,692	$ 0
Payments for Construction in Process	657,974	371,692
Interest Costs Capitalized	1,600
Transfer from vessel under construction to vessels	(67,319)
Assets Held-for-sale [Member]
Transfer from vessel under construction to vessels	$ (97,103)